Short-term debt (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt
Short-term debt	€ 17,015	€ 2,099
Borrowings offset under cash management system	262,385	251,353
Cash and cash equivalents before offset	1,861,498	1,431,540
Short-term debt from unrelated parties before offset	279,400	253,452
Commercial paper program
Debt
Commercial paper borrowing limit	1,500,000
Borrowings under lines of credit
Debt
Short-term debt	€ 16,852	€ 1,941
Average interest rate (as a percent)	6.51%	8.57%
Other
Debt
Short-term debt	€ 163	€ 158
Borrowings excluding Syndicated Credit Facility
Debt
Remaining borrowing capacity	€ 1,306,931	€ 1,508,486